SCHEDULE OF DERIVATIVE LIABILITY (Details) - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Short-term Debt [Line Items]
Total		$ 43,444
Convertible Promissory Note Payable One [Member] | GPL Ventures LLC [Member]
Short-term Debt [Line Items]
Total		$ 43,444